Investments Accounted for Using the Equity Method (Investments Recognized in Share of Profit/(Loss)) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Associates	¥ (188,549)	¥ 825,132	¥ 678,077
Joint ventures	14,933	49,153	46,663
Total	¥ (173,616)	¥ 874,285	¥ 724,740